Shareholders' Equity - Schedule of Stock Listing Expense (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2024	Dec. 31, 2023	[3]
Equity [abstract]
Cost of shares issued to HPX shareholders	[1]	R$ 146,741
Fair value of Earn-out shares for Ambipar Holding	[2]	(44,240)
Adjusted cost of shares issued to HPX shareholders		102,501
HPX Assets		48,083
HPX Liabilities		(49,676)	R$ (285,206)
HPX net assets on 3/3/2023		(1,593)
Stock listing expense		R$ 100,909

[1]	Considering the amount of US$9.89 per share on 02/28/23, date of the EGM approving the transaction and exchange of R$5.2037;
[2]	Fair value estimated based on a Monte Carlo simulation model.
[3]	On the acquisition date, although the Company assesses the base date of the initial balance sheet of the acquirees for the purpose of determining the allocation of the purchase price and goodwill (negative goodwill). These acquisitions have an interim report. The goodwill for expected future profitability in 2023 was R$ 382,052 (R$ 508,174 in 2022).